INTEREST RATE RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Interest Rate Risk Management Tables Abstract
Allocation of financial assets and liabilities to interest classes
	IN %			IN MILLIONS OF USD
AT DECEMBER 31, 2018	Average variable interest rate	Average fixed interest rate	Variable interest rate	Fixed interest rate	Total interest bearing	Non-interest bearing	TOTAL
Cash and cash equivalents	1.0%		68.6	-	68.6	165.6	234.2
Trade receivables			-	-	-	1.3	1.3
Other accounts receivable			-	-	-	36.8	36.8
Other non-current assets	6.5%		22.1	-	22.1	5.3	27.4
Financial assets			90.7	-	90.7	209.0	299.7
Trade payables			-	-	-	105.5	105.5
Financial debt, short-term		0.7%	-	10.5	10.5	40.9	51.4
Other liabilities			-	-	-	106.9	106.9
Financial debt, long-term		5.7%	-	492.6	492.6	-	492.6
Financial liabilities			-	503.1	503.1	253.3	756.4
Net financial liabilities			(90.7)	503.1	412.4	44.3	456.7

	IN %			IN MILLIONS OF USD
AT DECEMBER 31, 2017	Average variable interest rate	Average fixed interest rate	Variable interest rate	Fixed interest rate	Total interest bearing	Non-interest bearing	TOTAL
Cash and cash equivalents	0.1%		6.6	-	6.6	130.8	137.4
Trade receivables			-	-	-	4.6	4.6
Other accounts receivable			-	-	-	43.3	43.3
Other non-current assets	7.3%		19.2	-	19.2	5.7	24.9
Financial assets			25.8	-	25.8	184.4	210.2
Trade payables			-	-	-	97.1	97.1
Financial debt, short-term			-	-	-	80.7	80.7
Other liabilities			-	-	-	94.0	94.0
Financial debt, long-term		5.7%	-	520.4	520.4	-	520.4
Financial liabilities			-	520.4	520.4	271.8	792.2
Net financial liabilities			(25.8)	520.4	494.6	87.4	582.0